UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03651

Touchstone Strategic Trust – December Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2020

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust
Touchstone Dynamic Equity Fund
Touchstone Dynamic Diversified Income Fund
Touchstone Dynamic Global Allocation Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Touchstone Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Touchstone Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on the Touchstone Funds’ website (TouchstoneInvestments.com/Resources), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Touchstone Funds, visit TouchstoneInvestments.com/Resources/Edelivery or call Touchstone Funds toll-free at 1.800.543.0407. Your election to receive shareholder reports in paper will apply to all Touchstone Funds that you hold through the financial intermediary, or directly with Touchstone.

This report identifies the Funds' investments on June 30, 2020. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)

June 30, 2020

The tables below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Dynamic Equity Fund

Sector Allocation*	(% of Net Assets)
Long Positions
Common Stocks
Information Technology	31.8%
Consumer Discretionary	15.3
Health Care	14.9
Financials	12.4
Industrials	9.3
Consumer Staples	9.2
Communication Services	7.6
Materials	6.0
Real Estate	5.4
Utilities	4.2
Energy	2.1
Short-Term Investment Fund	4.2
Other Assets/Liabilities (Net)	(0.3)
122.1%
Short Positions
Common Stocks
Information Technology	(4.7)
Consumer Discretionary	(3.3)
Financials	(2.4)
Industrials	(2.4)
Real Estate	(1.8)
Materials	(1.7)
Consumer Staples	(1.4)
Health Care	(1.1)
Communication Services	(0.4)
Utilities	(0.3)
Energy	(0.2)
Written Call Options	(2.3)
Written Put Options	(0.1)
(22.1)%
Total	100.0%

Touchstone Dynamic Diversified Income Fund

Sector Allocation	(% of Net Assets)
Affiliated Mutual Funds
Fixed Income Funds	60.7%
Equity Funds	9.8
Exchange-Traded Funds	24.5
Exchange-Traded Notes	4.5
Short-Term Investment Funds	11.1
Other Assets/Liabilities (Net)	(10.6)
Total	100.0%

Touchstone Dynamic Global Allocation Fund

Sector Allocation	(% of Net Assets)
Affiliated Mutual Funds
Equity Funds	54.2%
Fixed Income Funds	24.4
Exchange-Traded Funds	20.7
Short-Term Investment Funds	6.8
Other Assets/Liabilities (Net)	(6.1)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments

Touchstone Dynamic Equity Fund – June 30, 2020 (Unaudited)

		Market
	Shares	Value

Common Stocks †† — 118.2%

Information Technology — 31.8%
Accenture PLC - Class A	586	$125,826
Adobe, Inc.*	495	215,478
Advanced Micro Devices, Inc.*	4,519	237,745
Apple, Inc.	3,970	1,448,256
Arista Networks, Inc.*	740	155,422
Atlassian Corp. PLC - Class A*	399	71,928
Cadence Design Systems, Inc.*	224	21,495
CDW Corp.	647	75,168
Cisco Systems, Inc.	3,242	151,207
DocuSign, Inc.*	840	144,656
Dolby Laboratories, Inc. - Class A	1,495	98,476
Entegris, Inc.	1,179	69,620
EPAM Systems, Inc.*	972	244,954
Fair Isaac Corp.*	50	20,902
Fortinet, Inc.*	979	134,387
Global Payments, Inc.	592	100,415
Intel Corp.	4,677	279,825
Intuit, Inc.	966	286,120
Jack Henry & Associates, Inc.	387	71,220
Manhattan Associates, Inc.*	334	31,463
Mastercard, Inc. - Class A	2,133	630,728
Maxim Integrated Products, Inc.	468	28,365
Microsoft Corp.	5,779	1,176,084
Monolithic Power Systems, Inc.	1,292	306,204
National Instruments Corp.	2,172	84,078
NVIDIA Corp.	1,064	404,224
PagerDuty, Inc.*	1,359	38,895
Paychex, Inc.	104	7,878
Paycom Software, Inc.*	258	79,910
PayPal Holdings, Inc.*	2,032	354,035
RingCentral, Inc. - Class A*	30	8,550
salesforce.com, Inc.*	111	20,794
ServiceNow, Inc.*	650	263,289
TE Connectivity Ltd.	582	47,462
Texas Instruments, Inc.	1,000	126,970
Ubiquiti, Inc.	31	5,411
Visa, Inc. - Class A	3,524	680,731
Xilinx, Inc.	756	74,383
Zscaler, Inc.*	971	106,325
		8,428,879

Consumer Discretionary — 15.3%
Amazon.com, Inc.*	429	1,183,534
Chipotle Mexican Grill, Inc.*	203	213,629
Columbia Sportswear Co.	718	57,856
Darden Restaurants, Inc.	187	14,169
Domino's Pizza, Inc.	60	22,166
DR Horton, Inc.	486	26,949
Etsy, Inc.*	808	85,834
Five Below, Inc.*	86	9,194
Garmin Ltd.	2,350	229,125
Gentex Corp.	5,844	150,600
Home Depot, Inc. (The)	696	174,355
Lennar Corp. - Class B	470	21,662
Lowe's Cos., Inc.	1,198	161,874
Lululemon Athletica, Inc.*	946	295,161
NIKE, Inc. - Class B	5,072	497,310
Ollie's Bargain Outlet Holdings, Inc.*	774	75,581
Pool Corp.	308	83,736
Ross Stores, Inc.	1,199	102,203
Tesla, Inc.*	269	290,469
TJX Cos., Inc. (The)	4,419	223,425
Ulta Beauty, Inc.*	62	12,612
VF Corp.	166	10,116
Wayfair, Inc. - Class A*	298	58,888
Wyndham Hotels & Resorts, Inc.	1,294	55,150
		4,055,598

Health Care — 14.9%
Abbott Laboratories	426	38,949
Agilent Technologies, Inc.	871	76,970
Agios Pharmaceuticals, Inc.*	895	47,865
Anthem, Inc.	652	171,463
Bio-Rad Laboratories, Inc. - Class A*	83	37,474
Bristol-Myers Squibb Co.	918	53,978
Cerner Corp.	2,182	149,576
Chemed Corp.	148	66,758
Cigna Corp.	810	151,997
DexCom, Inc.*	493	199,862
Eli Lilly & Co.	1,577	258,912
Guardant Health, Inc.*	1,557	126,319
IDEXX Laboratories, Inc.*	559	184,559
Illumina, Inc.*	276	102,217
Intuitive Surgical, Inc.*	232	132,201
Johnson & Johnson	3,194	449,172
Merck & Co., Inc.	4,246	328,343
Mettler-Toledo International, Inc.*	33	26,583
Pfizer, Inc.	4,776	156,175
ResMed, Inc.	959	184,128
Seattle Genetics, Inc.*	235	39,931
Stryker Corp.	343	61,805
Thermo Fisher Scientific, Inc.	348	126,094
UnitedHealth Group, Inc.	423	124,764
Veeva Systems, Inc. - Class A*	716	167,845
Vertex Pharmaceuticals, Inc.*	839	243,570
West Pharmaceutical Services, Inc.	85	19,309
Zoetis, Inc.	1,660	227,486
		3,954,305

Financials — 12.4%
American Express Co.	438	41,698
Assured Guaranty Ltd.	8,532	208,266
Athene Holding Ltd. - Class A*	6,617	206,384
Bank of America Corp.	7,007	166,416
Bank of New York Mellon Corp. (The)	90	3,479
Berkshire Hathaway, Inc. - Class B*	884	157,803
BlackRock, Inc.	399	217,092
Brown & Brown, Inc.	1,030	41,983
Citigroup, Inc.	3,166	161,783
Commerce Bancshares, Inc.	660	39,250
Equitable Holdings, Inc.	9,869	190,373
Erie Indemnity Co. - Class A	269	51,621
FactSet Research Systems, Inc.	180	59,125
Globe Life, Inc.	687	50,996
JPMorgan Chase & Co.	7,240	680,994
Moody's Corp.	895	245,883
Pinnacle Financial Partners, Inc.	2,529	106,193
Primerica, Inc.	445	51,887
Progressive Corp. (The)	807	64,649
Prosperity Bancshares, Inc.	74	4,394
SEI Investments Co.	609	33,483
SVB Financial Group*	333	71,771
T Rowe Price Group, Inc.	968	119,548
TCF Financial Corp.	369	10,856

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks †† — 118.2% (Continued)

Financials — (Continued)
US Bancorp	7,200	$265,104
White Mountains Insurance Group Ltd.	46	40,847
		3,291,878

Industrials — 9.3%
Air Lease Corp.	2,055	60,191
Allegion PLC	196	20,035
AMETEK, Inc.	1,720	153,716
Cintas Corp.	75	19,977
Copart, Inc.*	1,730	144,057
CoStar Group, Inc.*	342	243,049
CSX Corp.	2,445	170,514
Donaldson Co., Inc.	824	38,332
Emerson Electric Co.	1,786	110,786
Fastenal Co.	2,426	103,930
Graco, Inc.	3,256	156,255
HEICO Corp.	577	57,498
Honeywell International, Inc.	857	123,914
IDEX Corp.	217	34,295
Illinois Tool Works, Inc.	115	20,108
Lockheed Martin Corp.	360	131,371
Norfolk Southern Corp.	308	54,076
nVent Electric PLC	2,553	47,818
Old Dominion Freight Line, Inc.	831	140,929
Quanta Services, Inc.	511	20,047
Robert Half International, Inc.	818	43,215
Rollins, Inc.	4,623	195,969
Roper Technologies, Inc.	91	35,332
Teledyne Technologies, Inc.*	56	17,413
Toro Co. (The)	2,012	133,476
Uber Technologies, Inc.*	2,018	62,719
Verisk Analytics, Inc.	558	94,972
Woodward, Inc.	337	26,134
		2,460,128

Consumer Staples — 9.2%
Beyond Meat, Inc.*	1,015	135,990
Church & Dwight Co., Inc.	2,460	190,158
Clorox Co. (The)	31	6,800
Coca-Cola Co. (The)	3,583	160,088
Costco Wholesale Corp.	697	211,337
Estee Lauder Cos., Inc. (The) - Class A	1,018	192,076
Hershey Co. (The)	380	49,256
Hormel Foods Corp.	5,873	283,490
Mondelez International, Inc. - Class A	3,847	196,697
Monster Beverage Corp.*	4,388	304,176
PepsiCo, Inc.	1,603	212,013
Procter & Gamble Co. (The)	3,409	407,614
Sysco Corp.	1,782	97,404
		2,447,099

Communication Services — 7.6%
Activision Blizzard, Inc.	1,472	111,725
Alphabet, Inc. - Class A*	169	239,650
Alphabet, Inc. - Class C*	148	209,214
Charter Communications, Inc. - Class A*	195	99,458
Comcast Corp. - Class A	2,466	96,125
Facebook, Inc. - Class A*	2,452	556,776
Lions Gate Entertainment Corp. Class A*	1,230	9,114
Netflix, Inc.*	559	254,367
Spotify Technology SA*	527	136,066
Telephone & Data Systems, Inc.	626	12,445
Twitter, Inc.*	1,453	43,285
Verizon Communications, Inc.	3,082	169,911
Zillow Group, Inc. - Class A*	874	50,238
Zillow Group, Inc. - Class C*	205	11,810
		2,000,184

Materials — 6.0%
Air Products & Chemicals, Inc.	387	93,445
Amcor PLC	2,794	28,527
AptarGroup, Inc.	1,286	144,006
Avery Dennison Corp.	1,268	144,666
Ball Corp.	1,979	137,521
Corteva, Inc.	4,704	126,020
Ecolab, Inc.	1,526	303,598
Linde PLC (United Kingdom)	1,230	260,895
Nucor Corp.	1,357	56,193
Sherwin-Williams Co. (The)	289	166,999
Sonoco Products Co.	2,330	121,836
		1,583,706

Real Estate — 5.4%
American Tower Corp. REIT	987	255,179
Apple Hospitality REIT, Inc. REIT	3,968	38,331
CBRE Group, Inc. - Class A*	5,153	233,019
Chimera Investment Corp. REIT	8,239	79,177
Columbia Property Trust, Inc. REIT	9,324	122,517
Crown Castle International Corp. REIT	792	132,541
Invitation Homes, Inc. REIT	456	12,554
Jones Lang LaSalle, Inc.	1,118	115,668
Prologis, Inc. REIT	118	11,013
SBA Communications Corp. REIT	122	36,346
Spirit Realty Capital, Inc. REIT	3,734	130,167
Starwood Property Trust, Inc. REIT	1,319	19,732
STORE Capital Corp. REIT	1,872	44,572
VEREIT, Inc. REIT	17,085	109,857
WP Carey, Inc. REIT	1,333	90,177
		1,430,850

Utilities — 4.2%
Alliant Energy Corp.	2,369	113,333
Ameren Corp.	544	38,276
Atmos Energy Corp.	367	36,546
Avangrid, Inc.	1,742	73,129
Evergy, Inc.	3,261	193,345
Eversource Energy	1,528	127,237
IDACORP, Inc.	443	38,705
MDU Resources Group, Inc.	8,431	187,000
NextEra Energy, Inc.	694	166,678
Pinnacle West Capital Corp.	84	6,156
WEC Energy Group, Inc.	1,552	136,033
		1,116,438

Energy — 2.1%
Baker Hughes Co.	10,176	156,609
ConocoPhillips	379	15,926
EOG Resources, Inc.	582	29,484
Exxon Mobil Corp.	1,421	63,547
Helmerich & Payne, Inc.	1,462	28,524
Kinder Morgan, Inc.	7,764	117,780
Marathon Petroleum Corp.	1,021	38,165
ONEOK, Inc.	425	14,119
Patterson-UTI Energy, Inc.	8,660	30,050
Pioneer Natural Resources Co.	167	16,316
Valero Energy Corp.	424	24,940

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks †† — 118.2% (Continued)

Energy — (Continued)
WPX Energy, Inc.*	3,238	$20,658
		556,118
Total Common Stocks		$31,325,183

Short-Term Investment Fund — 4.2%
Dreyfus Government Cash Management, Institutional Shares, 0.09%∞Ω	1,111,633	$1,111,633

Total Long Positions
(Cost $29,932,514)		$32,436,816

Securities Sold Short — (19.7%)

Common Stocks — (19.7%)

Information Technology — (4.7%)
Arrow Electronics, Inc.*	(79)	(5,427)
CDK Global, Inc.	(5,049)	(209,130)
Citrix Systems, Inc.	(1,235)	(182,669)
CommScope Holding Co., Inc.*	(659)	(5,489)
Euronet Worldwide, Inc.*	(160)	(15,331)
FireEye, Inc.*	(3,681)	(44,816)
First Solar, Inc.*	(3,182)	(157,509)
International Business Machines Corp.	(664)	(80,191)
NCR Corp.*	(4,061)	(70,336)
Nuance Communications, Inc.*	(5,828)	(147,478)
Proofpoint, Inc.*	(307)	(34,114)
SS&C Technologies Holdings, Inc.	(2,142)	(120,980)
VMware, Inc. - Class A*	(207)	(32,056)
Western Union Co. (The)	(6,767)	(146,303)
		(1,251,829)

Consumer Discretionary — (3.3%)
AutoZone, Inc.*	(107)	(120,709)
Dick's Sporting Goods, Inc.	(1,142)	(47,119)
Ford Motor Co.	(14,787)	(89,905)
Goodyear Tire & Rubber Co. (The)	(14,374)	(128,575)
Hasbro, Inc.	(574)	(43,021)
Hilton Worldwide Holdings, Inc.	(1,627)	(119,503)
L Brands, Inc.	(4,828)	(72,275)
Mattel, Inc.*	(7,393)	(71,490)
McDonald's Corp.	(683)	(125,993)
Norwegian Cruise Line Holdings Ltd.*	(2,171)	(35,670)
Six Flags Entertainment Corp.	(1,154)	(22,168)
Under Armour, Inc. - Class C*	(1,002)	(8,858)
		(885,286)

Financials — (2.4%)
Assurant, Inc.	(726)	(74,989)
BankUnited, Inc.	(2,936)	(59,454)
BGC Partners, Inc. - Class A	(37,779)	(103,514)
First Citizens BancShares, Inc. NC - Class A	(467)	(189,144)
People's United Financial, Inc.	(262)	(3,031)
Texas Capital Bancshares, Inc.*	(480)	(14,818)
Zions Bancorp NA	(5,587)	(189,958)
		(634,908)

Industrials — (2.4%)
AMERCO	(285)	(86,124)
Cummins, Inc.	(210)	(36,385)
HD Supply Holdings, Inc.*	(1,150)	(39,848)
Ingersoll Rand, Inc.*	(2,569)	(72,240)
Johnson Controls International PLC	(708)	(24,171)
Owens Corning	(2,373)	(132,318)
Republic Services, Inc.	(848)	(69,578)
Stericycle, Inc.*	(603)	(33,756)
Valmont Industries, Inc.	(1,121)	(127,368)
Waste Management, Inc.	(86)	(9,108)
		(630,896)

Real Estate — (1.8%)
American Campus Communities, Inc. REIT	(1,121)	(39,190)
Apartment Investment & Management Co. - Class A REIT	(3,216)	(121,050)
Brandywine Realty Trust REIT	(1,429)	(15,562)
Empire State Realty Trust, Inc. - Class A REIT	(2,808)	(19,656)
Equity Residential REIT	(1,189)	(69,937)
Healthpeak Properties, Inc. REIT	(4,410)	(121,540)
Mid-America Apartment Communities, Inc. REIT	(137)	(15,710)
Service Properties Trust REIT	(1,452)	(10,295)
Vornado Realty Trust REIT	(1,456)	(55,634)
		(468,574)

Materials — (1.7%)
Ashland Global Holdings, Inc.	(373)	(25,774)
Berry Global Group, Inc.*	(254)	(11,257)
CF Industries Holdings, Inc.	(734)	(20,655)
Eastman Chemical Co.	(829)	(57,732)
International Paper Co.	(5,603)	(197,282)
Newmont Corp.	(246)	(15,188)
O-I Glass, Inc.	(12,765)	(114,630)
		(442,518)

Consumer Staples — (1.4%)
Coty, Inc. - Class A	(10,385)	(46,421)
Herbalife Nutrition Ltd.*	(1,452)	(65,311)
Kimberly-Clark Corp.	(67)	(9,470)
Nu Skin Enterprises, Inc. - Class A	(1,494)	(57,116)
Post Holdings, Inc.*	(2,271)	(198,985)
Tyson Foods, Inc. - Class A	(79)	(4,717)
		(382,020)

Health Care — (1.1%)
Change Healthcare, Inc.*	(13,494)	(151,133)
Envista Holdings Corp.*	(1,312)	(27,670)
Integra LifeSciences Holdings Corp.*	(883)	(41,492)
MEDNAX, Inc.*	(4,034)	(68,981)
		(289,276)

Communication Services — (0.4%)
John Wiley & Sons, Inc. - Class A	(650)	(25,350)
Omnicom Group, Inc.	(1,185)	(64,701)
World Wrestling Entertainment, Inc. - Class A	(291)	(12,644)
		(102,695)

Utilities — (0.3%)
Consolidated Edison, Inc.	(101)	(7,265)
Entergy Corp.	(50)	(4,691)
NiSource, Inc.	(3,146)	(71,540)
		(83,496)

Energy — (0.2%)
Apache Corp.	(2,798)	(37,773)
Total Common Stocks		$(5,209,271)
Total Securities Sold Short
(Proceeds $5,033,245)		$(5,209,271)

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Number
	of	Notional	Market
	Contracts	Amount	Value

Written Call Options — (2.3%)
NASDAQ 100 Stock Index
September 2020
Strike Price $11,500	(1)	$1,015,685	$(4,810)
PHLX Utility Sector
July 2020
Strike Price $850	(4)	292,200	(4,000)
Russell 2000 Index/Old
July 2020
Strike Price $1,420	(5)	720,683	(27,120)
S&P 500 Index
July 2020
Strike Price $2,975	(33)	10,230,957	(465,102)
S&P 500 Index
July 2020
Strike Price $3,025	(5)	1,550,145	(40,175)
S&P 500 Index
July 2020
Strike Price $3,110	(5)	1,550,145	(28,700)
S&P 500 Index
July 2020
Strike Price $3,150	(2)	620,058	(10,108)
S&P 500 Index
July 2020
Strike Price $3,195	(5)	1,550,145	(660)
S&P 500 Index
July 2020
Strike Price $3,270	(25)	7,750,725	(31,075)
S&P 500 Index
September 2020
Strike Price $3,510	(3)	930,087	(2,940)
			$(614,690)

Written Put Options — (0.1%)
S&P 500 Index
July 2020
Strike Price $3,115	(4)	1,240,116	$(33,312)
Total Written Options
(Premiums received $845,048)			$(648,002)

Total — 100.3%			$26,579,543

Liabilities in Excess of
Other Assets — (0.3%)			(73,336)

Net Assets — 100.0%			$26,506,207

*	Non-income producing security.

††	All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of June 30,2020 was $31,267,947.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Long Positions
Common Stocks	$31,325,183	$—	$—	$31,325,183
Short-Term Investment Fund	1,111,633	—	—	1,111,633
Total Assets	$32,436,816	$—	$—	$32,436,816
Liabilities:
Securities Sold Short
Common Stocks	$(5,209,271)	$—	$—	$(5,209,271)
Other Financial Instruments
Written Options Equity Contracts	(636,252)	(11,750)	—	(648,002)
Total Liabilities	$(5,845,523)	$(11,750)	$—	$(5,857,273)
Total	$26,591,293	$(11,750)	$—	$26,579,543

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Dynamic Diversified Income Fund – June 30, 2020 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds~^∞ — 70.5%

Fixed Income Funds — 60.7%
Touchstone Credit Opportunities II Fund	914,216	$8,502,209
Touchstone Flexible Income Fund	626,534	6,772,829
Touchstone High Yield Fund	725,733	5,689,749
Touchstone Impact Bond Fund	1,200,912	12,909,799
		33,874,586

Equity Funds — 9.8%
Touchstone Value Fund	690,789	5,498,679
Total Affiliated Mutual Funds		$39,373,265

Exchange-Traded Funds~ — 24.5%
iShares International Select Dividend ETF	67,440	1,694,093
iShares MSCI EAFE Value ETF	57,430	2,295,477
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	37,825	1,162,740
Vanguard Emerging Markets Government Bond ETF†	15,280	1,188,173
Vanguard Global ex-U.S. Real Estate ETF	36,700	1,712,422
Vanguard High Dividend Yield ETF†	49,440	3,894,883
Vanguard REIT ETF	21,860	1,716,666
Total Exchange-Traded Funds		$13,664,454

Exchange-Traded Notes~ — 4.5%
JPMorgan Alerian MLP Index ETN†	190,280	$2,511,696

Short-Term Investment Funds — 11.1%
Dreyfus Government Cash Management, Institutional Shares, 0.09%∞Ω	414,112	414,112
Invesco Government & Agency Portfolio, Institutional Class, 0.09%**∞Ω	5,814,132	5,814,132
Total Short-Term Investment Funds		$6,228,244

Total Investment Securities —110.6%
(Cost $68,593,163)		$61,777,659

Liabilities in Excess of Other Assets — (10.6%)		(5,932,313)

Net Assets — 100.0%		$55,845,346

**	Represents collateral for securities loaned.

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. ~ The financial statements of the underlying funds can be found on the SEC website.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2020 was $5,754,439.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

ETN - Exchange-Traded Notes

MLP - Master Limited Partnership

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$39,373,265	$—	$—	$39,373,265
Exchange-Traded Funds	13,664,454	—	—	13,664,454
Exchange-Traded Notes	2,511,696	—	—	2,511,696
Short-Term Investment Funds	6,228,244	—	—	6,228,244
Total	$61,777,659	$—	$—	$61,777,659

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Dynamic Global Allocation Fund – June 30, 2020 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds~^∞ — 78.6%

Equity Funds — 54.2%
Touchstone Anti-Benchmark® International Core Equity Fund	780,657	$8,017,343
Touchstone Growth Opportunities Fund	153,355	5,773,815
Touchstone International Growth Opportunities Fund	183,395	4,150,239
Touchstone International Small Cap Fund	133,088	1,666,261
Touchstone Mid Cap Fund	64,577	2,372,576
Touchstone Sands Capital Emerging Markets Growth Fund	114,721	1,762,111
Touchstone Sands Capital Institutional Growth Fund	188,056	5,239,245
Touchstone Small Cap Value Fund	75,094	1,522,146
Touchstone Value Fund	1,581,017	12,584,899
		43,088,635

Fixed Income Funds — 24.4%
Touchstone Credit Opportunities II Fund	259,314	2,411,622
Touchstone High Yield Fund	304,449	2,386,881
Touchstone Impact Bond Fund	1,074,018	11,545,688
Touchstone Ultra Short Duration Fixed Income Fund	335,992	3,084,410
		19,428,601
Total Affiliated Mutual Funds		$62,517,236

Exchange-Traded Funds~ — 20.7%
iShares Core MSCI Emerging Markets ETF	51,280	2,440,928
iShares International Treasury Bond ETF†	92,045	4,685,091
iShares MSCI EAFE Value ETF	78,480	3,136,846
Vanguard Emerging Markets Government Bond ETF	21,040	1,636,070
Vanguard Total International Bond ETF	79,880	4,611,472
Total Exchange-Traded Funds		$16,510,407

Short-Term Investment Funds — 6.8%
Dreyfus Government Cash Management, Institutional Shares, 0.09%∞Ω	680,686	680,686
Invesco Government & Agency Portfolio, Institutional Class, 0.09%**∞Ω	4,759,975	4,759,975
Total Short-Term Investment Funds		$5,440,661

Total Investment Securities —106.1%
(Cost $86,287,861)	$84,468,304

Liabilities in Excess of Other Assets — (6.1%)	(4,886,494)

Net Assets — 100.0%	$79,581,810

**	Represents collateral for securities loaned.

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. ~ The financial statements of the underlying funds can be found on the SEC website.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2020 was $4,636,990.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$62,517,236	$—	$—	$62,517,236
Exchange-Traded Funds	16,510,407	—	—	16,510,407
Short-Term Investment Funds	5,440,661	—	—	5,440,661
Total	$84,468,304	$—	$—	$84,468,304

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

		Touchstone	Touchstone
	Touchstone	Dynamic	Dynamic
	Dynamic	Diversified	Global
	Equity	Income	Allocation
	Fund	Fund	Fund
Assets
Investments, at cost	$29,932,514	$68,593,163	$86,287,861
Affiliated securities, at market value	$—	$39,373,265	$62,517,236
Non-affiliated securities, at market value(A)	32,436,816	22,404,394	21,951,068
Cash deposits held at prime broker	67,547	—	—
Dividends and interest receivable	25,311	—	—
Receivable for capital shares sold	66	1,213	5,766
Receivable for investments sold	—	130,000	75,000
Receivable for securities lending income	—	4,530	12,030
Receivable from other affiliates	4,654	—	—
Other assets	40,209	13,750	9,193
Total Assets	32,574,603	61,927,152	84,570,293
Liabilities
Written options, at market value(B)	648,002	—	—
Securities sold short(C)	5,209,271	—	—
Dividend and interest payable on securities sold short	4,113	—	—
Payable for return of collateral for securities on loan	—	5,814,132	4,759,975
Payable for capital shares redeemed	124,506	129,224	94,931
Payable to Investment Advisor	11,799	31	5,407
Payable to other affiliates	—	5,327	8,249
Payable to Trustees	11,099	11,099	11,099
Payable for professional services	14,399	15,610	16,973
Payable for transfer agent services	22,339	91,964	76,168
Payable for reports to shareholders	15,152	12,670	13,862
Other accrued expenses and liabilities	7,716	1,749	1,819
Total Liabilities	6,068,396	6,081,806	4,988,483
Net Assets	$26,506,207	$55,845,346	$79,581,810
Net assets consist of:
Paid-in capital	$30,917,671	$63,779,157	$81,918,979
Distributable earnings (deficit)	(4,411,464)	(7,933,811)	(2,337,169)
Net Assets	$26,506,207	$55,845,346	$79,581,810
(A) Includes market value of securities on loan of:	$—	$5,754,439	$4,636,990
(B) Premiums received for written options:	$845,048	$—	$—
(C) Proceeds received for securities sold short:	$5,033,245	$—	$—

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (Continued)

			Touchstone
		Touchstone	Dynamic
	Touchstone	Dynamic	Global
	Dynamic	Diversified	Allocation
	Equity Fund	Income Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$5,631,623	$43,986,506	$71,159,512
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	470,274	3,670,596	6,130,117
Net asset value per share*	$11.98	$11.98	$11.61
Maximum sale charge - Class A Shares	5.00%	5.00%	5.00%
Maximum offering price per share
(100%/(100%-maximum sales charge) of net asset value
adjusted to the nearest cent) - Class A shares	$12.61	$12.61	$12.22
Pricing of Class C Shares
Net assets applicable to Class C shares	$2,383,830	$3,503,677	$4,795,036
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	222,780	290,359	422,080
Net asset value and offering price per share**	$10.70	$12.07	$11.36
Pricing of Class Y Shares
Net assets applicable to Class Y shares	$18,377,806	$8,355,163	$3,627,262
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	1,516,302	695,678	309,428
Net asset value, offering price and redemption price per share	$12.12	$12.01	$11.72
Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$112,948	$—	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	9,203	—	—
Net asset value, offering price and redemption price per share	$12.27	$—	$—

*	There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

			Touchstone
		Touchstone	Dynamic
	Touchstone	Dynamic	Global
	Dynamic	Diversified	Allocation
	Equity Fund	Income Fund	Fund
Investment Income
Dividends from affiliated securities	$—	$671,494	$379,696
Dividends from non-affiliated securities	321,963	326,277	142,218
Income from securities loaned	—	25,065	32,189
Total Investment Income	321,963	1,022,836	554,103
Expenses
Investment advisory fees	127,909	59,710	98,145
Administration fees	21,820	43,290	56,924
Compliance fees and expenses	1,168	1,168	1,168
Custody fees	22,532	1,725	1,644
Professional fees	13,979	13,143	13,895
Transfer Agent fees, Class A	5,215	26,813	43,733
Transfer Agent fees, Class C	1,553	2,621	3,259
Transfer Agent fees, Class Y	11,412	16,201	2,273
Transfer Agent fees, Institutional Class	27	—	—
Transfer Agent out-of-pocket expenses	—	10,816	18,746
Registration Fees, Class A	6,812	7,126	6,399
Registration Fees, Class C	6,195	6,416	6,479
Registration Fees, Class Y	7,708	7,636	4,544
Registration Fees, Institutional Class	4,495	—	—
Dividend expense on securities sold short	84,539	—	—
Interest expense on securities sold short	21,304	—	—
Reports to Shareholders, Class A	2,566	3,992	5,905
Reports to Shareholders, Class C	2,142	2,203	2,271
Reports to Shareholders, Class Y	3,264	2,721	2,070
Reports to Shareholders, Institutional Class	1,972	—	—
Distribution expenses, Class A	7,635	56,566	87,655
Distribution and shareholder servicing expenses, Class C	13,307	19,550	23,620
Trustee fees	11,071	11,071	11,071
Other expenses	12,927	8,122	8,290
Total Expenses	391,552	300,890	398,091
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(69,154)	(153,121)	(192,596)
Net Expenses	322,398	147,769	205,495
Net Investment Income (Loss)	(435)	875,067	348,608
Realized and Unrealized Gains (Losses) on Investments
Net realized loss on investments in non-affiliated securities	(395,389)	(220,530)	(360,679)
Net realized loss on investments in affiliated securities	—	274,696	(156,737)
Net realized losses on written options	(3,450,855)	—	—
Net realized gains on securities sold short	233,583	—	—
Net change in unrealized appreciation (depreciation) on investments in non-affiliated securities	(894,378)	(4,250,451)	(978,910)
Net change in unrealized appreciation (depreciation) on investments in affiliated securities	—	(2,003,715)	(1,810,264)
Net change in unrealized appreciation (depreciation) on written options	486,223	—	—
Net change in unrealized appreciation (depreciation) on securities sold short	421,549	—	—
Net Realized and Unrealized Gains (Losses) on Investments	$(3,599,267)	$(6,200,000)	$(3,306,590)
Change in Net Assets Resulting from Operations	$(3,599,702)	$(5,324,933)	$(2,957,982)

(A)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

			Touchstone		Touchstone
	Touchstone		Dynamic Diversified		Dynamic Global
	Dynamic Equity		Income		Allocation
	Fund		Fund		Fund
	For the	For the	For the	For the	For the	For the
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2020	December 31,	June 30, 2020	December 31,	June 30, 2020	December 31,
	(Unaudited)	2019	(Unaudited)	2019	(Unaudited)	2019
From Operations
Net investment income	$(435)	$264,556	$875,067	$2,578,177	$348,608	$1,493,295
Net realized gains (losses) on investments, written options, securities sold short and capital gain distributions received	(3,612,661)	(3,562,958)	54,166	(886,803)	(517,416)	487,110
Net change in unrealized appreciation (depreciation) on investments, written options and securities sold short	13,394	10,024,375	(6,254,166)	5,380,330	(2,789,174)	12,374,268
Change in Net Assets from Operations	(3,599,702)	6,725,973	(5,324,933)	7,071,704	(2,957,982)	14,354,673
Distributions to Shareholders:
Distributed earnings, Class A	—	(1,493,265)	(710,286)	(1,983,829)	(321,694)	(2,967,349)
Distributed earnings, Class C	—	(616,286)	(43,656)	(144,648)	(4,244)	(150,046)
Distributed earnings, Class Y	—	(5,124,145)	(162,106)	(549,570)	(20,854)	(169,554)
Distributed earnings, Institutional Class	—	(18,150)	—	—	—	—
Total Distributions	—	(7,251,846)	(916,048)	(2,678,047)	(346,792)	(3,286,949)
Change in Net Assets from Share Transactions(A)	(6,263,219)	(47,729,899)	(7,191,639)	20,549,282	(3,425,153)	(10,049,192)
Total Increase (Decrease) in Net Assets	(9,862,921)	(48,255,772)	(13,432,620)	24,942,939	(6,729,927)	1,018,532
Net Assets
Beginning of period	36,369,128	84,624,900	69,277,966	44,335,027	86,311,737	85,293,205
End of period	$26,506,207	$36,369,128	$55,845,346	$69,277,966	$79,581,810	$86,311,737

(A)For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on page 14 to 15.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity

					Touchstone Dynamic Diversified
	Touchstone Dynamic Equity Fund					Income Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	June 30, 2020		Ended		June 30, 2020		Ended
	(Unaudited)		December 31, 2019		(Unaudited)		December 31, 2019
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares sold	4,086	$50,023	194,834	$2,900,118	100,211	$1,209,349	960,372	$12,295,904
Proceeds from Shares issued in connection with merger(A)	—	—	—	—	—	—	1,130,078	14,590,667
Reinvestment of distributions	—	—	85,670	1,128,350	53,011	601,393	130,247	1,694,254
Cost of Shares redeemed	(88,197)	(1,080,767)	(250,319)	(3,673,460)	(337,288)	(4,059,118)	(583,906)	(7,583,144)
Change from Class A Share Transactions	(84,111)	(1,030,744)	30,185	355,008	(184,066)	(2,248,376)	1,636,791	20,997,681
Class C
Proceeds from Shares sold	13,145	141,055	14,645	193,876	3,610	43,744	18,487	243,914
Proceeds from Shares issued in connection with merger(A)	—	—	—	—	—	—	177,151	2,299,562
Reinvestment of distributions	—	—	47,095	555,717	3,580	40,850	10,130	132,764
Cost of Shares redeemed	(49,856)	(515,078)	(236,145)	(3,262,038)	(70,673)	(836,481)	(927,151)	(11,889,603)
Change from Class C Share Transactions	(36,711)	(374,023)	(174,405)	(2,512,445)	(63,483)	(751,887)	(721,383)	(9,213,363)
Class Y
Proceeds from Shares sold	12,812	161,672	136,492	2,060,590	67,833	848,621	469,453	6,056,807
Proceeds from Shares issued in connection with merger(A)	—	—	—	—	—	—	1,753,649	22,695,377
Reinvestment of distributions	—	—	360,722	4,823,452	13,860	156,673	39,929	521,382
Cost of Shares redeemed	(420,278)	(5,041,957)	(2,675,200)	(40,256,910)	(427,535)	(5,196,670)	(1,581,018)	(20,508,602)
Change from Class Y Share Transactions	(407,466)	(4,880,285)	(2,177,986)	(33,372,868)	(345,842)	(4,191,376)	682,013	8,764,964
Institutional Class
Proceeds from Shares sold	2,466	34,154	19,486	296,151	—	—	—	—
Reinvestment of distributions	—	—	1,348	18,150	—	—	—	—
Cost of Shares redeemed	(1,054)	(12,321)	(818,509)	(12,513,895)	—	—	—	—
Change from Institutional Class Share Transactions	1,412	21,833	(797,675)	(12,199,594)	—	—	—	—
Change from Share Transactions	(526,876)	$(6,263,219)	(3,119,881)	$(47,729,899)	(593,391)	$(7,191,639)	1,597,421	$20,549,282

(A)See Note 9 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Dynamic Global Allocation Fund
For the Six Months
Ended		For the Year
June 30, 2020		Ended
(Unaudited)		December 31, 2019
Shares	Dollars	Shares	Dollars
97,057	$1,072,590	1,896,533	$21,505,108
—	—	—	—
25,417	281,856	218,338	2,603,372
(375,134)	(4,249,235)	(894,153)	(10,453,158)
(252,660)	(2,894,789)	1,220,718	13,655,322

51,755	527,139	13,313	163,460
—	—	—	—
461	5,251	12,023	141,221
(74,869)	(813,440)	(1,979,350)	(21,892,864)
(22,653)	(281,050)	(1,954,014)	(21,588,183)

22,413	266,115	53,199	628,091
—	—	—	—
1,738	19,373	13,259	159,451
(47,944)	(534,802)	(247,933)	(2,903,873)
(23,793)	(249,314)	(181,475)	(2,116,331)

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
(299,106)	$(3,425,153)	(914,771)	$(10,049,192)

Statement of Cash Flows

For the Six Months Ended June 30, 2020 (Unaudited)

Touchstone
Dynamic
Equity
Fund
Cash Flows Used in Operating Activities
Change in net assets resulting from operations	$(3,599,702)
Adjustments to reconcile change in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(56,730,975)
Proceeds from disposition of investments	67,585,130
Premiums received on call and put options written	7,876,121
Covers of written options	(10,859,892)
Proceeds from securities sold short	18,583,131
Covers of securities sold short	(19,930,609)
Net sales of short term securities	(1,025,754)
Return of capital received from investments	(1,115)
Increase in receivable for investments sold	1,176,795
Decrease in cash deposits held at prime broker	49,983
Decrease in dividends and interest receivable	30,098
Decrease in receivable to other affiliates	(4,654)
Increase in other assets	(26,103)
Decrease in payable for investment purchased	(263,450)
Increase in dividend and interest payable on securities sold short	(9,441)
Decrease in payable to Trustees	(242)
Decrease in payable to Investment Advisor	(8,601)
Decrease in payable to other affiliates	(5,797)
Decrease in other accrued expenses and liabilities	(6,660)
Net realized losses on investments	395,389
Net realized losses on written options	3,450,855
Net realized losses on securities sold short	(233,583)
Net change in unrealized (appreciation) depreciation on investments	894,378
Net change in unrealized (appreciation) depreciation on written options	(486,223)
Net change in unrealized (appreciation) depreciation on securities sold short	(421,549)
Net cash provided by operating activities	6,427,530
Cash Flows used in Financing Activities
Proceeds from shares sold	390,623
Cost of shares redeemed	(6,818,350)
Net cash used in financing activities	(6,427,727)

Net change in cash	(197)
Cash - beginning of the period	197
Cash - end of period	$—

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$—
Dividend and interest expense paid	$115,284

See accompanying Notes to Financial Statements.

Financial Highlights

Touchstone Dynamic Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30,
2020	Year Ended December 31,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$13.27	$14.39	$16.06	$15.18	$14.52	$13.59
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(A)	0.06	(A)	(0.04	)(A)	0.06	(A)	0.19	(A)	0.13
Net realized and unrealized gains (losses) on investments	(1.28)	1.66	(1.63)	1.04	0.53	0.80
Total from investment operations	(1.29)	1.72	(1.67)	1.10	0.72	0.93
Distributions from:
Net investment income	—	(0.02)	—	(0.22)	(0.06)	—
Realized capital gains	—	(2.82)	—	—	—	—
Total distributions	—	(2.84)	—	(0.22)	(0.06)	—
Net asset value at end of period	$11.98	$13.27	$14.39	$16.06	$15.18	$14.52
Total return(B)	(9.72	%)(C)	12.11%	(10.40%)	7.18%	4.95%	6.84%
Ratios and supplemental data:
Net assets at end of period (000's)	$5,632	$7,359	$7,542	$12,752	$15,525	$12,029
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(D)	2.25	%(E)	2.10%	2.30%	1.94%	1.90%	2.01%
Gross expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(F)	2.83	%(E)	2.39%	2.40%	2.00%	1.91%	2.16%
Net investment income (loss)	(0.11	)%(E)	0.37%	(0.22)%	0.40%	1.30%	0.87%
Portfolio turnover rate	156	%(C)	229%	267%	236%	245%	235%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.

(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 1.55%, 1.55%, 1.55%, 1.55%, 1.55% and 1.55% for the six months ended June 30, 2020 and years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(E)	Annualized.

(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 2.13%, 1.84%, 1.65%, 1.61%, 1.56% and 1.70% for the six months ended June 30, 2020 and years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2020		Year Ended December 31,
	(Unaudited)		2019		2018		2017		2016		2015
Net asset value at beginning of period	$11.91		$13.25		$14.90		$14.03		$13.47		$12.70
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(A)	(0.05	)(A)	(0.14	)(A)	(0.05	)(A)	0.07	(A)	0.02
Net realized and unrealized gains (losses) on investments	(1.16)		1.53		(1.51)		0.95		0.49		0.75
Total from investment operations	(1.21)		1.48		(1.65)		0.90		0.56		0.77
Distributions from:
Net investment income	—		—		—		(0.03)		—		—
Realized capital gains	—		(2.82)		—		—		—		—
Total distributions	—		(2.82)		—		(0.03)		—		—
Net asset value at end of period	$10.70		$11.91		$13.25		$14.90		$14.03		$13.47
Total return(B)	(10.16	%)(C)	11.35%		(11.06%)		6.37%		4.16%		6.06%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,384		$3,090		$5,748		$7,727		$12,256		$10,911
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(D)	3.00	%(E)	2.85%		3.05%		2.69%		2.65%		2.76%
Gross expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(F)	3.85	%(E)	3.37%		3.24%		2.81%		2.71%		2.90%
Net investment income (loss)	(0.86	%)(E)	(0.38%)		(0.97%)		(0.35%)		0.55%		0.12%
Portfolio turnover rate	156	%(C)	229%		267%		236%		245%		235%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.

(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 2.30%, 2.30%, 2.30%, 2.30%, 2.30% and 2.30% for the six months ended June 30, 2020 and years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(E)	Annualized.

(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 3.15%, 2.82%, 2.49%, 2.42%, 2.36% and 2.44% for the six months ended June 30, 2020 and years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30,
2020	Year Ended December 31,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$13.42	$14.53	$16.32	$15.45	$14.76	$13.80
Income (loss) from investment operations:
Net investment income	0.01	(A)	0.10	(A)	0.02	(A)	0.12	(A)	0.24	(A)	0.17
Net realized and unrealized gains (losses) on investments	(1.31)	1.69	(1.66)	1.05	0.54	0.81
Total from investment operations	(1.30)	1.79	(1.64)	1.17	0.78	0.98
Distributions from:
Net investment income	—	(0.08)	(0.15)	(0.30)	(0.09)	(0.02)
Realized capital gains	—	(2.82)	—	—	—	—
Total distributions	—	(2.90)	(0.15)	(0.30)	(0.09)	(0.02)
Net asset value at end of period	$12.12	$13.42	$14.53	$16.32	$15.45	$14.76
Total return	(9.69	%)(B)	12.45%	(10.04%)	7.59%	5.31%	7.12%
Ratios and supplemental data:
Net assets at end of period (000's)	$18,378	$25,814	$59,586	$82,004	$96,807	$64,986
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(C)	2.00	%(D)	1.85%	1.95%	1.60%	1.57%	1.71%
Gross expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(E)	2.32	%(D)	1.90%	1.95%	1.60%	1.57%	1.71%
Net investment income	0.14	%(D)	0.62%	0.13%	0.74%	1.64%	1.17%
Portfolio turnover rate	156	%(B)	229%	267%	236%	245%	235%

(A)	The net investment income per share was based on average shares outstanding for the period.

(B)	Not annualized.

(C)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 1.30%, 1.30%, 1.20%, 1.21%, 1.22% and 1.25% for the six months ended June 30, 2020 and years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(D)	Annualized.

(E)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 1.62%, 1.35%, 1.20%, 1.21%, 1.22% and 1.25% for the six months ended June 30, 2020 and years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30,
2020	Year Ended December 31,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$13.58	$14.59	$16.38	$15.51	$14.82	$13.83
Income (loss) from investment operations:
Net investment income	0.01	(A)	0.10	(A)	0.02	(A)	0.11	(A)	0.24	(A)	0.16
Net realized and unrealized gains (losses) on investments	(1.32)	1.71	(1.66)	1.06	0.54	0.83
Total from investment operations	(1.31)	1.81	(1.64)	1.17	0.78	0.99
Distributions from:
Net investment income	—	—	(0.15)	(0.30)	(0.09)	—	(B)
Realized capital gains	—	(2.82)	—	—	—	—
Total distributions	—	(2.82)	(0.15)	(0.30)	(0.09)	—
Net asset value at end of period	$12.27	$13.58	$14.59	$16.38	$15.51	$14.82
Total return	(9.65	%)(C)	12.56%	(10.03%)	7.54%	5.27%	7.19%
Ratios and supplemental data:
Net assets at end of period (000's)	$113	$106	$11,749	$14,964	$18,879	$9,242
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(D)	1.95	%(E)	1.80%	1.96%	1.62%	1.59	%(F)	1.71%
Gross expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(G)	13.43	%(E)	2.13%	1.96%	1.62%	1.54%	1.72%
Net investment income	0.19	%(E)	0.67%	0.11%	0.72%	1.61%	1.17%
Portfolio turnover rate	156	%(C)	229%	267%	236%	245%	235%

(A)	The net investment income per share was based on average shares outstanding for the period.

(B)	Less than $0.005 per share.

(C)	Not annualized.

(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 1.25%, 1.25%, 1.21%, 1.23%, 1.24% and 1.25% for the six months ended June 30, 2020 and years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(E)	Annualized.

(F)	Net expenses include amounts recouped by the Advisor.

(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 12.73%, 1.58%, 1.21%, 1.23%, 1.19% and 1.26% for the six months ended June 30, 2020 and years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Dynamic Diversified Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2020		Year Ended December 31,
	(Unaudited)		2019		2018	2017	2016	2015
Net asset value at beginning of period	$13.18		$12.12		$13.23	$12.73	$12.15	$12.66
Income (loss) from investment operations:
Net investment income	0.18	(A)	0.53		0.47	0.44	0.48	0.18
Net realized and unrealized gains (losses) on investments	(1.19)		1.07		(1.07)	0.53	0.58	(0.50)
Total from investment operations	(1.01)		1.60		(0.60)	0.97	1.06	(0.32)
Distributions from:
Net investment income	(0.19)		(0.54)		(0.51)	(0.47)	(0.48)	(0.19)
Net asset value at end of period	$11.98		$13.18		$12.12	$13.23	$12.73	$12.15
Total return(B)	(7.55	%)(C)	13.35%		(4.66%)	7.74%	8.81%	(2.54%)
Ratios and supplemental data:
Net assets at end of period (000's)	$43,987		$50,821		$26,892	$31,264	$28,316	$29,754
Ratio to average net assets:
Net expenses(D)	0.49	%(E)	0.49%		0.49%	0.49%	0.49%	0.49%
Gross expenses(D)	0.92	%(E)	0.92%		0.93%	0.90%	0.90%	0.86%
Net investment income	2.94	%(E)	4.10%		3.61%	3.44%	3.73%	1.38%
Portfolio turnover rate	22	%(C)	73	%(F)	20%	25%	32%	77%

Touchstone Dynamic Diversified Income Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2020				Year Ended December 31,
	(Unaudited)		2019		2018	2017	2016	2015
Net asset value at beginning of period	$13.27		$12.16		$13.26	$12.75	$12.17	$12.67
Income (loss) from investment operations:
Net investment income	0.13	(A)	0.65		0.40	0.38	0.38	0.09
Net realized and unrealized gains (losses) on investments	(1.19)		0.86		(1.09)	0.50	0.58	(0.50)
Total from investment operations	(1.06)		1.51		(0.69)	0.88	0.96	(0.41)
Distributions from:
Net investment income	(0.14)		(0.40)		(0.41)	(0.37)	(0.38)	(0.09)
Net asset value at end of period	$12.07		$13.27		$12.16	$13.26	$12.75	$12.17
Total return(B)	(7.90	%)(C)	12.51%		(5.33%)	6.93%	7.98%	(3.22%)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,504		$4,694		$13,075	$17,792	$25,197	$27,414
Ratio to average net assets:
Net expenses(D)	1.24	%(E)	1.24%		1.24%	1.24%	1.24%	1.24%
Gross expenses(D)	2.07	%(E)	1.96%		1.72%	1.64%	1.63%	1.57%
Net investment income	2.19	%(E)	3.35%		2.86%	2.69%	2.98%	0.63%
Portfolio turnover rate	22	%(C)	73	%(F)	20%	25%	32%	77%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Ratio does not include expenses of the underlying funds.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Controlled Growth with Income Fund acquired on May 10, 2019 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Dynamic Diversified Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2020		Year Ended December 31,
	(Unaudited)		2019		2018	2017	2016	2015
Net asset value at beginning of period	$13.21		$12.15		$13.26	$12.75	$12.17	$12.68
Income (loss) from investment operations:	0.19	(A)	0.47		0.56	0.54	0.55	0.22
Net investment income
Net realized and unrealized gains (losses) on investments	(1.18)		1.16		(1.13)	0.47	0.54	(0.51)
Total from investment operations	(0.99)		1.63		(0.57)	1.01	1.09	(0.29)
Distributions from:
Net investment income	(0.21)		(0.57)		(0.54)	(0.50)	(0.51)	(0.22)
Net asset value at end of period	$12.01		$13.21		$12.15	$13.26	$12.75	$12.17
Total return	(7.42	%)(B)	13.58%		(4.40%)	8.06%	9.06%	(2.29%)
Ratios and supplemental data:
Net assets at end of period (000's)	$8,355		$13,762		$4,368	$6,675	$10,391	$18,168
Ratio to average net assets:
Net expenses(C)	0.24	%(D)	0.24%		0.24%	0.24%	0.24%	0.24%
Gross expenses(C)	1.00	%(D)	1.04%		1.03%	0.84%	0.73%	0.65%
Net investment income	3.19	%(D)	4.35%		3.86%	3.69%	3.98%	1.63%
Portfolio turnover rate	22	%(B)	73	%(E)	20%	25%	32%	77%

Touchstone Dynamic Global Allocation Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2020		Year Ended December 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$12.06		$10.63	$12.56	$11.56	$12.01	$12.89
Income (loss) from investment operations:
Net investment income	0.05		0.21	0.20	0.21	0.28	0.18
Net realized and unrealized gains (losses) on investments	(0.45)		1.68	(1.16)	1.39	0.06	(0.57)
Total from investment operations	(0.40)		1.89	(0.96)	1.60	0.34	(0.39)
Distributions from:
Net investment income	(0.05)		(0.26)	(0.26)	(0.26)	(0.28)	(0.19)
Realized capital gains	—		(0.20)	(0.71)	(0.34)	(0.51)	(0.30)
Total distributions	(0.05)		(0.46)	(0.97)	(0.60)	(0.79)	(0.49)
Net asset value at end of period	$11.61		$12.06	$10.63	$12.56	$11.56	$12.01
Total return(F)	(3.28	%)(B)	17.95%	(7.91%)	13.96%	2.80%	(3.09%)
Ratios and supplemental data:
Net assets at end of period (000's)	$71,160		$77,001	$54,871	$67,562	$62,689	$71,201
Ratio to average net assets:
Net expenses(C)	0.49	%(D)	0.49%	0.49%	0.49%	0.49%	0.49%
Gross expenses(C)	0.94	%(D)	0.94%	0.92%	0.91%	0.92%	0.90%
Net investment income	0.92	%(D)	1.77%	1.57%	1.72%	2.26%	1.75%
Portfolio turnover rate	22	%(B)	38%	40%	32%	39%	68	%(G)

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Ratio does not include expenses of the underlying funds.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Controlled Growth with Income Fund acquired on May 10, 2019 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(F)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Growth Allocation Fund acquired on November 23, 2015. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Dynamic Global Allocation Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2020		Year Ended December 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$11.80		$10.38	$12.28	$11.31	$11.77	$12.67
Income (loss) from investment operations:
Net investment income	0.02		0.25	0.11	0.12	0.19	0.10
Net realized and unrealized gains (losses) on investments	(0.45)		1.51	(1.13)	1.35	0.05	(0.58)
Total from investment operations	(0.43)		1.76	(1.02)	1.47	0.24	(0.48)
Distributions from:
Net investment income	(0.01)		(0.14)	(0.17)	(0.16)	(0.19)	(0.12)
Realized capital gains	-		(0.20)	(0.71)	(0.34)	(0.51)	(0.30)
Total distributions	(0.01)		(0.34)	(0.88)	(0.50)	(0.70)	(0.42)
Net asset value at end of period	$11.36		$11.80	$10.38	$12.28	$11.31	$11.77
Total return(A)	(3.64	%)(B)	17.01%	(8.55%)	13.10%	2.00%	(3.81%)
Ratios and supplemental data:
Net assets at end of period (000's)	$4,795		$5,250	$24,897	$33,039	$44,946	$53,417
Ratio to average net assets:
Net expenses(C)	1.24	%(D)	1.24%	1.24%	1.24%	1.24%	1.24%
Gross expenses(C)	2.04	%(D)	1.90%	1.68%	1.66%	1.65%	1.62%
Net investment income	0.17	%(D)	1.02%	0.82%	0.97%	1.51%	1.00%
Portfolio turnover rate	22	%(B)	38%	40%	32%	39%	68	%(E)

Touchstone Dynamic Global Allocation Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2020		Year Ended December 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$12.19		$10.73	$12.67	$11.66	$12.11	$12.98
Income (loss) from investment operations:
Net investment income	0.08		0.31	0.27	0.24	0.32	0.23
Net realized and unrealized gains (losses) on investments	(0.48)		1.64	(1.21)	1.40	0.05	(0.58)
Total from investment operations	(0.40)		1.95	(0.94)	1.64	0.37	(0.35)
Distributions from:
Net investment income	(0.07)		(0.29)	(0.29)	(0.29)	(0.31)	(0.22)
Realized capital gains	-		(0.20)	(0.71)	(0.34)	(0.51)	(0.30)
Total distributions	(0.07)		(0.49)	(1.00)	(0.63)	(0.82)	(0.52)
Net asset value at end of period	$11.72		$12.19	$10.73	$12.67	$11.66	$12.11
Total return	(3.28	%)(B)	18.35%	(7.69%)	14.21%	3.03%	(2.75%)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,627		$4,060	$5,525	$12,758	$14,678	$17,711
Ratio to average net assets:
Net expenses(C)	0.24	%(D)	0.24%	0.24%	0.24%	0.24%	0.24%
Gross expenses(C)	1.02	%(D)	0.97%	0.85%	0.78%	0.75%	0.72%
Net investment income	1.17	%(D)	2.02%	1.82%	1.97%	2.51%	2.00%
Portfolio turnover rate	22	%(B)	38%	40%	32%	39%	68	%(E)

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Ratio does not include expenses of the underlying funds.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Growth Allocation Fund acquired on November 23, 2015. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Notes to Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of nineteen funds, including the following three funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Dynamic Equity Fund (“Dynamic Equity Fund”)

Touchstone Dynamic Diversified Income Fund (“Dynamic Diversified Income Fund”)

Touchstone Dynamic Global Allocation Fund (“Dynamic Global Allocation Fund”)

Each Fund is diversified. Additionally, the Dynamic Diversified Income Fund and Dynamic Global Allocation Fund (collectively, the “Allocation Funds”) are “Funds of Funds”, sub-advised by Wilshire Associates Incorporated, which seek to achieve their investment goals by primarily investing in a diversified portfolio of affiliated and unaffiliated underlying equity, fixed income and alternative funds. These underlying funds (“Underlying Funds”), in turn, invest in a variety of U.S. and foreign equity and fixed-income securities. Under normal circumstances, the Allocation Funds expect to invest their assets among equity, fixed-income and alternative funds in the following ranges:

	Equity Fund	Fixed-Income	Alternative
	Allocation	Fund Allocation	Fund Allocation
Dynamic Diversified Income Fund	25-55%	25-55%	0-30%
Dynamic Global Allocation Fund	45-75%	25-55%	N/A

The investment goal of each of the Underlying Funds that the Allocation Funds invested in is as follows:

Fund	Investment Goal
Touchstone Anti-Benchmark® International Core Equity Fund	Seeks capital appreciation.
Touchstone Credit Opportunities II Fund	Seeks absolute total return, primarily from income and capital appreciation.
Touchstone Flexible Income Fund	Seeks total return through a combination of income and capital appreciation.
Touchstone Growth Opportunities Fund	Seeks long-term growth of capital.
Touchstone High Yield Fund	Seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.
Touchstone Impact Bond Fund	Seeks high current income. Capital appreciation is secondary goal.
Touchstone International Growth Opportunities Fund	Seeks long-term capital appreciation.
Touchstone International Small Cap Fund	Seeks to provide investors with capital appreciation.
Touchstone Mid Cap Fund	Seeks long-term capital growth.
Touchstone Sands Capital Emerging Markets Growth Fund	Seeks long-term capital appreciation.
Touchstone Sands Capital Institutional Growth Fund	Seeks long-term capital appreciation.
Touchstone Small Cap Value Fund	Seeks long-term capital growth by investing primarily in stocks of small-cap companies.
Touchstone Ultra Short Duration Fixed Income Fund	Seeks maximum total return consistent with the preservation of capital.
Touchstone Value Fund	Seeks to provide investors with long-term capital growth.
Dreyfus Government Cash Management	Seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
iShares Core MSCI Emerging Markets ETF	Seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities.
iShares International Select Dividend ETF	Seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets.
iShares International Treasury Bond ETF	Seeks to track the investment results of an index composed of non-U.S. developed market government bonds.

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Goal
iShares MSCI EAFE Value ETF	Seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics.
JPMorgan Alerian MLP Index ETN	Seeks to replicate, net of expenses, the Alerian MLP Index. The index tracks the performance of midstream energy Master Limited Partnerships.
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the J.P. Morgan GBI-EMG Core Index (GBIEMCOR), which is comprised of bonds issued by emerging market governments and denominated in the local currency of the issuer.
Vanguard Emerging Markets Government Bond ETF	Seeks to track the performance of a benchmark index that measures the investment return of U.S. dollar-denominated bonds issued by governments and government related issuers in emerging market countries.
Vanguard Global ex-U.S. Real Estate ETF	Seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks.
Vanguard High Dividend Yield ETF	Seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that are characterized by high dividend yields.
Vanguard REIT ETF	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Vanguard Total International Bond ETF	Seeks to track the performance of a benchmark index that measures the investment return of investment-grade bonds issued outside of the United States.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Dynamic Equity Fund offers the following classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The Allocation Funds offer the following classes of shares: Class A shares, Class C shares and Class Y shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2020, for each Fund’s investments, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by sector allocation. The Funds did not hold or transfer Level 3 categorized securities during the six months ended June 30, 2020.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the NewYork Stock Exchange (“NYSE”)(currently 4:00 p.m., Eastern time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds and are categorized in Level 1.

Notes to Financial Statements (Unaudited) (Continued)

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.

Allocation Funds — The Allocation Funds invest in securities of affiliated and unaffiliated funds, the Underlying Funds. The value of an investment in the Allocation Funds is based on the performance of the Underlying Funds in which they invest and the allocation of their assets among those funds. Because the Allocation Funds invest in mutual funds, shareholders of the Allocation Funds indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which they invest as well as their share of the Allocation Funds’ fees and expenses. The principal risks of an investment in the Allocation Funds include the principal risks of investing in the Underlying Funds.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. An ETN is an investment company that typically seeks to track the performance of an index, similar to an ETF, but it does not hold any securities that it tracks. ETF and ETN shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs, ETNs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. Investments in ETNs are also subject to credit risk similar to other debt securities. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Cash and cash equivalents — The Funds consider liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents and are included in the investments on the financial statements. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statements of Assets and Liabilities.

Securities sold short — The Dynamic Equity Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of June 30, 2020, the Dynamic Equity Fund had securities sold short with a fair value of $(5,209,271) and pledged securities with a fair value of $31,267,947 as collateral and pledged cash collateral of $67,547 for both securities sold short and written options.

Notes to Financial Statements (Unaudited) (Continued)

Options — The Dynamic Equity Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited. As of June 30, 2020, the Dynamic Equity Fund had written options with a fair value of $(648,002) and pledged securities with a fair value of $31,267,947 as collateral and pledged cash collateral of $67,547 for both securities sold short and written options.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — For financial reporting purposes, the Dynamic Equity Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Dynamic Equity Fund’s liabilities net of the related collateral pledged by the Fund as of June 30, 2020:

	Gross Amount of Recognized Liabilities	Gross Amounts Available for Offset in Statement of Assets and Liabilities	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount(B)
Written Options(A)	$648,002	$—	$640,529	$7,473	$—

(A)	Pershing LLC is the counterparty.
(B)	Net amount represents the net amount payable due to the counterparty in the event of default.

The following table sets forth the fair value of the Dynamic Equity Fund’s derivative financial instruments by primary risk exposure as of June 30, 2020:

	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Dynamic Equity Fund	Written Options - Equity Contracts*	$—	$648,002

* Statements of Assets and Liabilities Location: Written options, at market value.

The following table sets forth the effect on the Dynamic Equity Fund’s derivative financial instruments by primary risk exposure on the Statement of Operations for the six months ended June 30, 2020:

			Change in
			Unrealized
	Derivatives not accounted for as hedging	Realized Gains (Losses)	Appreciation (Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Dynamic Equity Fund	Written Options - Equity Contacts*	$(3,450,855)	$486,223

* Statements of Operations Location: Net realized losses on written options and net change in unrealized appreciation (depreciation) on written options, respectively.

Notes to Financial Statements (Unaudited) (Continued)

For the six months ended June 30, 2020, the average quarterly balances of outstanding derivative financial instruments were as follows:

Dynamic Equity Fund
Equity contracts:
Written Options - Premiums received	$766,559

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of June 30, 2020, the following Funds loaned securities and received collateral as follows:

		Market Value of	Market Value of
Fund	Security Type	Securities Loaned*	Collateral Received**	Net Amount***
Dynamic Diversified Income Fund	Exchange-Traded Funds	$3,269,724	$3,309,413	$39,689
	Exchange-Traded Notes	2,484,715	2,504,719	20,004
Total Dynamic Diversified Income Fund		5,754,439	5,814,132	59,693
Dynamic Global Allocation Fund	Exchange-Traded Funds	4,636,990	4,759,975	122,985

*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). There is no sales load on purchases when aggregate purchases in all Touchstone funds equal at least $1 million. The maximum offering price per share of Classes C, Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone funds equaling at least $1 million where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds may be subject to a CDSC of 1.00% if redeemed within one year from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Dynamic Equity Fund declares and distributes net investment income, if any, annually as a dividend to shareholders. The Allocation Funds each declare and distribute net investment income, if any, quarterly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.

Notes to Financial Statements (Unaudited) (Continued)

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Plans are underway to phase out the use of LIBOR by the end of 2021. Before then, it is expected that market participants will transition to the use of different reference or benchmark indices. However, there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement index. As such, the potential effect of a transition away from LIBOR on the Funds’ investments cannot yet be determined.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2020:

		Dynamic	Dynamic
	Dynamic	Diversified	Global
	Equity	Income	Allocation
	Fund	Fund	Fund
Purchases of investment securities	$56,730,975	$13,307,561	$17,263,604
Proceeds from sales and maturities	$67,585,130	$20,138,472	$20,674,819

There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Funds for the six months ended June 30, 2020.

4. Transactions with Affiliates and Other Related Parties

Certain officers of theTrust are also officers of Touchstone Advisors, Inc. (the “Advisor”),Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon (“BNY Mellon”), the Sub-Administrator to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc.

On behalf of the Funds, the Advisor pays each IndependentTrustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. InterestedTrustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees.The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $33,213 for the six months ended June 30, 2020.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Notes to Financial Statements (Unaudited) (Continued)

Dynamic Equity Fund	0.85% on the first $300 million
0.80% on the next $200 million
0.75% on the next $250 million
0.70% on the next $250 million
0.65% on the next $500 million
0.60% on the next $500 million
0.55% on such assets over $2 billion
Dynamic Diversified Income Fund	0.20% on the first $1 billion
0.175% on the next $1 billion
0.15% on the next $1 billion
0.125% on such assets over $3 billion
Dynamic Global Allocation Fund	0.25% on the first $1 billion
0.225% on the next $1 billion
0.20% on the next $1 billion
0.175% on such assets over $3 billion

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Wells Capital Management, Inc.	Wilshire Associates Incorporated
Dynamic Equity Fund	Dynamic Diversified Income Fund
Dynamic Global Allocation Fund

The Advisor pays sub-advisory fees to each Sub-Advisor from its advisory fee.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds.

The Advisor has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:

				Institutional	Termination
Fund	Class A	Class C	Class Y	Class	Date
Dynamic Equity Fund	1.55%	2.30%	1.30%	1.25%	April 30, 2021
Dynamic Diversified Income Fund	0.49%	1.24%	0.24%	—	April 30, 2021
Dynamic Global Allocation Fund	0.49%	1.24%	0.24%	—	April 30, 2021

The Expense Limitation Agreement can be terminated with respect to a Fund by a vote of the Funds’ Board if it deems the termination to be beneficial to the Fund’s shareholders.

During the six months ended June 30, 2020, the Advisor or its affiliates waived investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:

			Other
	Investment		Operating
	Advisory		Expenses
	Fees	Administration	Waived/
Fund	Waived	Fees Waived	Reimbursed	Total
Dynamic Equity Fund	$1,535	$21,820	$45,799	$69,154
Dynamic Diversified Income Fund	33,922	43,290	75,909	153,121
Dynamic Global Allocation Fund	58,764	56,924	76,908	192,596

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Advisor only if such repayment does not cause the Fund’s operating expenses (after the repayment is taken into account) to exceed the Fund’s expense limit in place when such amounts were waived or reimbursed by the Advisor and the Fund’s current expense limitation.

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2020, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expires on or	Expires on or	Expires on or	Expires on or
	before	before	before	before
	December 31,	December 31,	December 31,	December 31,
Fund	2020	2021	2022	2023	Total
Dynamic Equity Fund	$—	$—	$36,345	$52,301	$88,646
Dynamic Diversified Income Fund	82,993	151,287	226,860	103,769	564,909
Dynamic Global Allocation Fund	159,622	296,428	273,307	124,575	853,932

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended June 30, 2020.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets;

and 0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), theTransfer Agent to the Funds, theTransfer Agent maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

Notes to Financial Statements (Unaudited) (Continued)

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended June 30, 2020:

Fund	Amount
Dynamic Equity Fund	$7
Dynamic Diversified Income Fund	3,293
Dynamic Global Allocation Fund	6,310

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended June 30, 2020:

Fund	Amount
Dynamic Diversified Income Fund	$379
Dynamic Global Allocation Fund	66

INTERFUND TRANSACTIONS

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended June 30, 2020, the Funds did not engage in any Rule 17a-7 transactions.

AFFILIATED INVESTMENTS

A summary of each Allocation Fund’s transactions in affiliated Underlying Funds during the six months ended June 30, 2020 is as follows:

Dynamic Diversified Income Fund

					Net Change
	Market Value	Purchases at	Proceeds	Net Realized	in Unrealized	Market Value	Dividend	Shares
Underlying Fund*	12/31/2019	cost	from sales	Gain(Loss)	(Depreciation)	06/30/2020	Income	06/30/2020
Touchstone Credit Opportunities II Fund	$11,938,401	$1,077,010	$(3,740,760)	$9,759	$(782,201)	$8,502,209	$201,410	914,216
Touchstone Flexible Income Fund	6,085,449	2,401,697	(1,604,498)	(48,770)	(61,049)	6,772,829	122,118	626,534
Touchstone High Yield Fund	6,972,306	1,857,451	(2,793,807)	35,667	(381,868)	5,689,749	142,191	725,733
Touchstone Impact Bond Fund	15,100,379	2,118,518	(4,878,689)	245,845	323,746	12,909,799	148,057	1,200,912
Touchstone Value Fund	5,712,569	2,356,388	(1,500,130)	32,195	(1,102,343)	5,498,679	57,718	690,789
Total:	$45,809,104	$9,811,064	$(14,517,884)	$274,696	$(2,003,715)	$39,373,265	$671,494

*All affiliated fund investments are invested in the Institutional Class shares, unless otherwise indicated.

Dynamic Global Allocation Fund

					Net Change
					in Unrealized
	Market Value	Purchases at	Proceeds	Net Realized	Appreciation	Market Value	Dividend	Shares
Underlying Fund*	12/31/2019	cost	from sales	Gain(Loss)	(Depreciation)	06/30/2020	Income	06/30/2020
Touchstone Anti-Benchmark® International Core
Equity Fund	$11,241,955	$671,088	$(3,312,672)	$(74,862)	$(508,166)	$8,017,343	$—	780,657
Touchstone Credit Opportunities II Fund	3,269,914	659,178	(1,290,225)	(221)	(227,024)	2,411,622	59,846	259,314
Touchstone Growth Opportunities Fund	4,557,982	1,346,368	(578,462)	71,408	376,519	5,773,815	—	153,355
Touchstone High Yield Fund	—	2,302,845	(16,071)	657	99,450	2,386,881	21,572	304,449
Touchstone Impact Bond Fund	13,467,659	1,076,668	(3,503,973)	120,116	385,218	11,545,688	131,661	1,074,018
Touchstone International Growth Opportunities Fund	5,285,941	265,355	(1,322,025)	(119,865)	40,833	4,150,239	—	183,395
Touchstone International Small Cap Fund	1,767,953	318,574	(72,042)	2,986	(351,210)	1,666,261	—	133,088
Touchstone Mid Cap Fund	3,473,691	130,042	(1,050,141)	391,670	(572,686)	2,372,576	—	64,577
Touchstone Sands Capital Emerging Markets Growth Fund	1,717,650	100,468	(174,119)	17,708	100,404	1,762,111	—	114,721
Touchstone Sands Capital Institutional Growth Fund	3,687,506	1,141,266	(632,625)	64,093	979,005	5,239,245	—	188,056
Touchstone Small Cap Value Fund	4,405,863	389,001	(2,422,825)	(639,931)	(209,962)	1,522,146	5,847	75,094
Touchstone Ultra Short Duration Fixed Income Fund	4,247,529	133,478	(1,251,329)	(18,641)	(26,627)	3,084,410	43,434	335,992
Touchstone Value Fund	9,494,403	5,368,666	(410,297)	28,145	(1,896,018)	12,584,899	117,336	1,581,017
	$66,618,046	$13,902,997	$(16,036,806)	$(156,737)	$(1,810,264)	$62,517,236	$379,696

*All affiliated fund investments are invested in the Institutional Class shares, unless otherwise indicated.

5. Liquidity

ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2020, the Funds did not utilize ReFlow.

Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in theTouchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

During the six months ended June 30, 2020, the Funds did not utilize Interfund Lending.

6. Federal Tax Information

Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2019 and December 31, 2018 is as follows:

	Dynamic		Dynamic Diversified		Dynamic Global
	Equity Fund		Income Fund		Allocation Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
From ordinary income	$2,960,050	$740,072	$2,678,047	$1,813,888	$1,978,959	$1,890,065
From long-term capital gains	4,291,796	—	—	—	1,307,990	5,366,768
Total distributions	$7,251,846	$740,072	$2,678,047	$1,813,888	$3,286,949	$7,256,833

The following information is computed on a tax basis for each item as of December 31, 2019:

	Dynamic	Dynamic Diversified	Dynamic Global
	Equity Fund	Income Fund	Allocation Fund
Tax cost of portfolio investments	$40,355,714	$73,417,353	$85,826,071
Gross unrealized appreciation on investments	3,892,428	1,222,706	2,653,164
Gross unrealized depreciation on investments	(694,272)	(1,697,548)	(1,663,933)
Net unrealized appreciation (depreciation) on investments	3,198,156	(474,842)	989,231
Gross unrealized appreciation on short sales	153,798	—	—
Gross unrealized depreciation on short sales	(827,999)	—	—
Net unrealized appreciation (depreciation) on short sales	(674,201)	—	—
Undistributed ordinary income	293,159	—	—
Capital Loss Carryforwards	(3,602,071)	(1,217,988)	(21,626)
Other temporary differences	(26,805)	—	—
Distributable earnings (deficit)	$(811,762)	$(1,692,830)	$967,605

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals and a non-taxable distribution basis outstanding.

As of December 31, 2019, the Funds had the following capital loss carryforwards for federal income tax purposes:

Notes to Financial Statements (Unaudited) (Continued)

	No	No
	Expiration	Expiration
	Short Term	Long Term	Total
Dynamic Equity Fund	$544,051	$3,058,020	$3,602,071
Dynamic Diversified Income Fund	—	1,217,988	1,217,988
Dynamic Global Allocation Fund	21,626	—	21,626

During the year ended December 31, 2019, the following Fund utilized capital loss carryforwards:

Fund	Utilized
Dynamic Diversified Income Fund	$2,895

The Funds have analyzed their tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2016 through 2019) and have concluded that no provision for income tax is required in their financial statements.

As of June 30, 2020, the Trust had the following federal tax costs resulting in net appreciation (depreciation) as follows:

		Gross	Gross
		Unrealized	Unrealized	Gross	Gross	Net
		Appreciation	Depreciation	Unrealized	Unrealized	Unrealized
	Federal Tax	on	on	Appreciation	Depreciation	Appreciation
Fund	Cost	Investments	Investments	on Other*	on Other*	(Depreciation)
Dynamic Equity Fund	$29,932,514	$3,563,209	$(1,058,907)	$369,272	$(348,252)	$2,525,322
Dynamic Diversified Income Fund	68,593,163	399,020	(7,214,524)	—	—	(6,815,504)
Dynamic Global Allocation Fund	86,287,861	3,075,652	(4,895,209)	—	—	(1,819,557)

* Other includes Short Sales and Derivatives.

7. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

8. Principal Risks

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Risks Associated with Leverage — By investing the proceeds received from selling securities short, the Dynamic Equity Fund is employing leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long or short equity positions and may cause the Fund’s NAV to be more volatile than if the Fund had not used leverage. This could result in increased volatility of returns.

Risks Associated with Health Crises — An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on your investment in a Fund.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

9. Fund Mergers

Dynamic Diversified Income Fund:

At a meeting held on February 12, 2019, the Board approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Controlled Growth with Income Fund to the Touchstone Dynamic Diversified Income Fund, each a series of the Trust. The tax-free reorganization took place May 10, 2019.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized depreciation immediately before and after the tax-free reorganization.

	Before Reorganization			After Reorganization
	Touchstone Controlled Growth with Income Fund		Touchstone Dynamic Diversified Income Fund	Touchstone Dynamic Diversified Income Fund
Class A
Shares	1,130,078	(A)	2,913,724	4,043,802
Net Assets	$14,590,667		$37,619,646	$54,210,313
Net Asset Value	12.91	(A)	$12.91	$12.91
Class C
Shares	177,151	(B)	255,446	432,597
Net Assets	$2,299,562		$3,315,894	$5,615,456
Net Asset Value	12.98	(B)	$12.98	$12.98
Class Y
Shares	1,753,649	(C)	300,221	2,053,870
Net Assets	$22,695,377		$3,885,383	$26,580,760
Net Asset Value	12.94	(C)	$12.94	$12.94
Fund Total
Shares Outstanding	3,702,796		3,469,391	6,530,269
Net Assets	$39,585,606		$44,820,923	$86,406,529
Unrealized Appreciation (Depreciation)	$(1,487,354)		$(1,422,669)	$(2,910,023)

(A)	Reflects a 0.8288:1 reverse stock split which occurred on the date of reorganization, May 10, 2019.

(B)	Reflects a 0.8213:1 reverse stock split which occurred on the date of reorganization, May 10, 2019.

(C)	Reflects a 0.8266:1 reverse stock split which occurred on the date of reorganization, May 10, 2019.

Assuming this reorganization had been completed on January 1, 2019, the Dynamic Diversified Income Fund’s results of operations for the year ended December 31, 2019 would have been as follows:

Net investment income	$2,860,698
Net realized and unrealized gain on investments	$7,161,438
Net increase in asset from operations	$10,022,136

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Dynamic Diversified Income Fund that have been included in its statement of operations since the reorganization.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

At a meeting of the Board of Trustees (the “Board”) of the Trust held on May 21, 2020, the Board approved the reorganization of the Touchstone Anti-Benchmark® US Core Equity Fund, a series of the Touchstone Funds Group Trust, into the Dynamic Equity Fund. The reorganization will be completed on or about October 2, 2020. In addition, effective October 3, 2020, the Dynamic Equity Fund will be renamed the Touchstone

Notes to Financial Statements (Unaudited) (Continued)

Anti-Benchmark® US Core Equity Fund. Concurrent with the change, TOBAM S.A.S. will replace the previous sub-advisor and the Principal Investment Strategies and Principal Risks will change to reflect those of Touchstone Anti-Benchmark® US Core Equity Fund’s investment strategy.

There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting theTouchstone website atTouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as sales charges (loads); and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		June 30,	January 1,	June 30,	June 30,
		2020	2020	2020	2020*
Touchstone Dynamic Equity Fund
Class A	Actual	2.25%	$1,000.00	$902.80	$10.64	**
Class A	Hypothetical	2.25%	$1,000.00	$1,013.67	$11.27	**

Class C	Actual	3.00%	$1,000.00	$898.40	$14.16	**
Class C	Hypothetical	3.00%	$1,000.00	$1,009.95	$14.99	**

Class Y	Actual	2.00%	$1,000.00	$903.10	$9.46	**
Class Y	Hypothetical	2.00%	$1,000.00	$1,014.92	$10.02	**

Institutional Class	Actual	1.95%	$1,000.00	$903.50	$9.23	**
Institutional Class	Hypothetical	1.95%	$1,000.00	$1,015.17	$9.77	**

Touchstone Dynamic Diversified Income Fund***
Class A	Actual	0.49%	$1,000.00	$924.50	$2.34
Class A	Hypothetical	0.49%	$1,000.00	$1,022.43	$2.46

Class C	Actual	1.24%	$1,000.00	$921.00	$5.92
Class C	Hypothetical	1.24%	$1,000.00	$1,018.70	$6.22

Class Y	Actual	0.24%	$1,000.00	$925.80	$1.15
Class Y	Hypothetical	0.24%	$1,000.00	$1,023.67	$1.21

Touchstone Dynamic Global Allocation Fund***
Class A	Actual	0.49%	$1,000.00	$967.20	$2.40
Class A	Hypothetical	0.49%	$1,000.00	$1,022.43	$2.46

Class C	Actual	1.24%	$1,000.00	$963.60	$6.05
Class C	Hypothetical	1.24%	$1,000.00	$1,018.70	$6.22

Class Y	Actual	0.24%	$1,000.00	$967.20	$1.17
Class Y	Hypothetical	0.24%	$1,000.00	$1,023.67	$1.21

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

**	Excluding interest and dividend expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.33, $10.86, $6.15 and $5.92, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.77, $11.51, $6.52 and $6.27, respectively.

***	The annualized expense ratios for the Allocation Funds do not include fees and expenses of the Underlying Funds in which the Allocation Funds invest.

Liquidity Risk Management

The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.

Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 17, 2019 through May 14, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the Funds’ liquidity risk.

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54CC-TST-SAR-2006

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date September 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date September 1, 2020

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date September 1, 2020

* Print the name and title of each signing officer under his or her signature.